Net Loss per Share and Net Loss per Unit (Details) - Schedule of Earnings Per Share, Basic and Diluted (Parentheticals) - $ / shares	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 07, 2023	Jun. 30, 2022	Jun. 07, 2023	Jun. 30, 2023	Jun. 30, 2022
Net Loss per Share and Net Loss per Unit (Details) - Schedule of Earnings Per Share, Basic and Diluted (Parentheticals) [Line Items]
Weighted-average number shares outstanding, diluted	67,404,794	3,791,634	3,715,971	3,766,871		3,685,699
Weighted-average number membership interests outstanding, diluted		3,791,634	3,715,971	3,766,871		3,685,699
Net loss per unit attributable to membership interest holders, diluted		$ (4.51)	$ (3.70)	$ (9.07)		$ (6.81)
Class A [Member]
Net Loss per Share and Net Loss per Unit (Details) - Schedule of Earnings Per Share, Basic and Diluted (Parentheticals) [Line Items]
Weighted-average number shares outstanding, diluted					67,404,794
Net loss per share attributable to shareholders, diluted					$ (0.52)